Deferred tax liabilities (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of deferred tax liabilities

The movements in deferred tax during the financial year are as follows:

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

As at 1 April	21,561.00	7,797.00
Expense/(credited) to profit or loss:
Property, plant and equipment (Note 26)	1,621.00	(7,414.00)
Exchange differences	1,185.00	(383.00)

As at 30 September	24,367.00	-

The movements in deferred tax during the financial year are as follows:

	2025	2024
	USD	USD

As at 1 April	-	7,797
Expense/(credited) to profit or loss (Note 26):
Property, plant and equipment	21,243	(7,414)
Exchange differences	318	(383)

As at 31 March	21,561	-